Net Income (Loss) Per Share - Reconciliation of Numerator and Denominator in Basic and Diluted Net Income (Loss) Per Common Share Computations (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss)		$ 6,601	$ (2,377)	$ (2,715)	$ 3,804	$ 2,427	$ (748)	$ 1,363	$ 1,315	$ (9,286)	$ 5,313	$ 4,357
Adjustments to numerator:
Dividend paid to preferred stockholders											(66,531)
Accretion of convertible preferred stock to maximum redemption value										(10,287)	(436,317)	(51,967)
Net loss attributable to common stockholders		$ 6,378	$ (373,605)	$ (96,389)	$ (34,143)	$ (39,706)	$ (4,701)	$ (1,623)	$ (1,580)	$ (19,573)	$ (497,535)	$ (47,610)
Denominator:
Weighted average common shares outstanding - basic										27,593	12,606,529	30,523
Weighted average common shares outstanding - diluted										27,593	12,606,529	30,523
Net income (loss) per share:
Basic		$ 0.15	$ (73.13)	$ (117.31)	$ (69.57)	$ (1,151.13)	$ (154.42)	$ (58.82)	$ (57.26)	$ (709.35)	$ (39.47)	$ (1,559.81)
Diluted		$ 0.13	$ (73.13)	$ (117.31)	$ (69.57)	$ (1,151.13)	$ (154.42)	$ (58.82)	$ (57.26)	$ (709.35)	$ (39.47)	$ (1,559.81)
Anti-dilutive securities excluded from diluted EPS:
Anti-dilutive securities excluded from diluted EPS, Total										43,847,883	7,591,298	46,117,747
Service-based Stock Options
Anti-dilutive securities excluded from diluted EPS:
Anti-dilutive securities excluded from diluted EPS, Total										3,019,451	3,168,967	3,997,503
Performance Options With Market Condition
Anti-dilutive securities excluded from diluted EPS:
Anti-dilutive securities excluded from diluted EPS, Total										3,557,057	3,836,107	4,848,869
Restricted Stock Units
Anti-dilutive securities excluded from diluted EPS:
Anti-dilutive securities excluded from diluted EPS, Total											586,224
Predecessor
Numerator:
Net income (loss)	$ 1,093
Adjustments to numerator:
Net loss attributable to common stockholders	$ 1,093
Denominator:
Weighted average common shares outstanding - basic	1,000
Weighted average common shares outstanding - diluted	1,005
Net income (loss) per share:
Basic	$ 1,093.00
Diluted	$ 1,087.56
Common stock
Anti-dilutive securities excluded from diluted EPS:
Anti-dilutive securities excluded from diluted EPS, Total										37,271,375		37,271,375